Taxes (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 02, 2020	Jul. 17, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Valuation Allowance			$ 8,658,218	$ 8,230,237
Income tax rate			25.00%	25.00%	25.00%
Tantech Bamboo [Member]
Income tax rate			25.00%			25.00%
Tantech Bamboo [Member] | Shangchi Automobile [Member]
Income tax rate	15.00%	15.00%
EPakia Canada [Member]
Income tax rate			23.00%